UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell           Menlo Park, CA                     11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             144

Form 13F Information Table Value Total:  $    1,343,286
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFLAC INC                      COM            001055102      936    18,096                                 18,096      0    0
AT&T INC                       COM            00206R102      339    11,849                                 11,849      0    0
ABBOTT LABORATORIES            COM            002824100      336     6,435                                  6,435      0    0
ALTRIA GROUP INC               COM            02209S103      329    13,692                                 13,692      0    0
AMERICAN EXPRESS CO            COM            025816109      782    18,610                                 18,610      0    0
AMERIPRISE FINL INC            COM            03076C106      242     5,120                                  5,120      0    0
ANADARKO PETROLEUM CORP        COM            032511107   22,487   394,170                                394,170      0    0
APACHE CORP                    COM            037411105   12,895   131,904                                131,904      0    0
APPLE INC                      COM            037833100    2,240     7,894                                  7,894      0    0
APPLIED MATERIALS INC          COM            038222105    7,765   664,774                                664,774      0    0
BP PLC                         ADR            055622104      613    14,891                                 14,891      0    0
BP PRUDHOE BAY ROYALTY TRUST   UNIT BEN INT   055630107      496     4,800                                  4,800      0    0
BRE PROPERTIES INC             CLASS A        05564E106   18,304   441,062                                441,062      0    0
BANK AMER CORP                 COM            060505104   19,094 1,457,314                              1,457,314      0    0
BARRICK GOLD CORP              COM            067901108   57,556 1,243,376                              1,243,376      0    0
BAXTER INTERNATIONAL INC       COM            071813109      379     7,939                                  7,939      0    0
BERKSHIRE HATHAWAY INC         CLASS B NEW    084670702      215     2,597                                  2,597      0    0
BHP BILLITON LTD               SPNSRD ADR     088606108   19,680   257,858                                257,858      0    0
BOEING COMPANY                 COM            097023105   15,414   231,645                                231,645      0    0
BOSTON PROPERTIES INC          COM            101121101   10,931   131,510                                131,510      0    0
BOSTON SCIENTIFIC CORP         COM            101137107       65    10,647                                 10,647      0    0
BRISTOL MYERS SQUIBB CO        COM            110122108    1,344    49,571                                 49,571      0    0
BROADCOM CORPORATION           CLASS A        111320107   10,709   302,613                                302,613      0    0
CME GROUP INC                  COM            12572Q105    8,584    32,957                                 32,957      0    0
CANADIAN PACIFIC RAILWAY LTD   COM            13645T100    6,002    98,502                                 98,502      0    0
CATERPILLAR INC DEL            COM            149123101   29,593   376,118                                376,118      0    0
CHEVRON CORP NEW               COM            166764100    2,811    34,680                                 34,680      0    0
CHINA LIFE INSURANCE CO LTD    SPNSRD ADR     16939P106   20,189   339,430                                339,430      0    0
CHINA MOBILE LTD               SPNSRD ADR     16941M109   19,983   390,824                                390,824      0    0
CHINA UNICOM (HONG KONG) LTD   SPNSRD ADR     16945R104    8,290   569,350                                569,350      0    0
CISCO SYS INC                  COM            17275R102   24,713 1,128,466                              1,128,466      0    0
CITIGROUP INC                  COM            172967101      385    98,360                                 98,360      0    0
CNINSURE INC                   SPON ADR       18976M103    4,292   184,690                                184,690      0    0
COCA-COLA FEMSA SA SPON ADR    SPON ADR       191241108      211     2,700                                  2,700      0    0
CONOCOPHILLIPS                 COM            20825C104      491     8,544                                  8,544      0    0
COSTCO WHSL CORP (NEW)         COM            22160K105      345     5,345                                  5,345      0    0
CTRIP COM INTL LTD             AMER DEP SHS   22943F100    3,079    64,485                                 64,485      0    0
DELL INC                       COM            24702R101    7,762   598,483                                598,483      0    0
DEVON ENERGY CORP (NEW)        COM            25179M103   16,677   257,593                                257,593      0    0
DU PONT E I DE NEMOURS & CO    COM            263534109      332     7,445                                  7,445      0    0
E HOUSE CHINA HLDGS            ADR            26852W103   13,292   704,395                                704,395      0    0
EMC CORPORATION MASS           COM            268648102      343    16,895                                 16,895      0    0
EMBRAER-EMPRESA BRASILEIRA     SPNSRD ADR     29081M102   15,454   544,344                                544,344      0    0
EMERSON ELECTRIC COMPANY       COM            291011104   16,924   321,379                                321,379      0    0
ENCANA CORP                    COM            292505104      257     8,505                                  8,505      0    0
ENTERPRISE PRODUCTS PARTNERS   COM            293792107      284     7,150                                  7,150      0    0
EQUITY RESIDENTIAL             COM            29476L107   19,666   413,415                                413,415      0    0
ESSEX PROPERTIES TRUST         COM            297178105   14,203   129,776                                129,776      0    0
EXXON MOBIL CORP               COM            30231G102    4,765    77,108                                 77,108      0    0
FLUOR CORP (NEW)               COM            343412102      273     5,510                                  5,510      0    0
FREEPORT MCMORAN COPPER&GOLD   COM            35671D857      312     3,654                                  3,654      0    0
GARDNER DENVER MACHINERY INC   COM            365558105      310     5,779                                  5,779      0    0
GENERAL ELEC CO                COM            369604103    1,312    80,749                                 80,749      0    0
GENWORTH FINANCIAL INC         CLASS A        37247D106      174    14,240                                 14,240      0    0
GILEAD SCIENCES INC            COM            375558103      470    13,203                                 13,203      0    0
GOLDCORP INC                   COM            380956409   37,990   872,942                                872,942      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104   26,048   180,162                                180,162      0    0
GOOGLE INC                     CLASS A        38259P508   17,891    34,027                                 34,027      0    0
HEWLETT PACKARD CORP           COM            428236103   17,707   420,894                                420,894      0    0
HONEYWELL INTERNATIONAL INC    COM            438516106   19,370   440,835                                440,835      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
INDIA FUND INC.                COM            454089103   30,343   834,292                                834,292      0    0
INTEL CORP                     COM            458140100   20,620 1,073,980                              1,073,980      0    0
INTERNATIONAL BUSINESS MACHS   COM            459200101    1,514    11,286                                 11,286      0    0
ISHARES BRAZIL INDEX FUND      MSCI BRAZIL    464286400   37,727   490,290                                490,290      0    0
ISHARES INC SINGAPORE          MSCI SINGAPOR  464286673   53,832 4,071,982                              4,071,982      0    0
ISHARES TAIWAN INDX            MSCI TAIWAN    464286731   30,884 2,279,252                              2,279,252      0    0
ISHARES INC S KOREA            MSCI S KOREA   464286772   32,916   615,366                                615,366      0    0
ISHARES INC HONG KONG          MSCI HO KONG   464286871   52,215 2,878,427                              2,878,427      0    0
ISHARES TRUST INDEX            DJ SEL DIV IDX 464287168      424     9,044                                  9,044      0    0
ISHARES FTSE/XINHUA CHINA 25   FTSE/XINHUA IX 464287184   57,402 1,340,532                              1,340,532      0    0
ISHARES TRUST                  MSCI EMRG MKT  464287234      562    12,556                                 12,556      0    0
ISHARES TRUST                  MSCI EAFE IDX  464287465      276     5,033                                  5,033      0    0
JA SOLAR HOLDINGS              SPON ADR       466090107      140    15,000                                 15,000      0    0
JPMORGAN CHASE & CO            COM            46625H100      793    20,831                                 20,831      0    0
JAMBA, INC                     COM            47023A101      153    70,000                                 70,000      0    0
JOHNSON & JOHNSON              COM            478160104    1,574    25,397                                 25,397      0    0
KKR & CO LP                    COM UNITS      48248M102   20,560 1,939,650                              1,939,650      0    0
KINDER MORGAN ENERGY PARTNERS  UNIT LTD PARTN 494550106      296     4,325                                  4,325      0    0
KOHLS CORP                     COM            500255104   12,341   234,260                                234,260      0    0
LIVEPERSON INC                 COM            538146101      227    27,000                                 27,000      0    0
LONGTOP FINANCIAL TECHNOLOGIES ADR            54318P108   10,909   277,230                                277,230      0    0
MCDONALDS CORP                 COM            580135101      554     7,439                                  7,439      0    0
MCKESSON CORP                  COM            58155Q103   11,551   186,969                                186,969      0    0
MICROSOFT CORP                 COM            594918104    1,105    45,126                                 45,126      0    0
MONSANTO COMPANY               COM            61166W101    1,189    24,807                                 24,807      0    0
MORGAN STANLEY                 COM            617446448      214     8,656                                  8,656      0    0
NASDAQ OMX GROUP INC 2.50%     NOTE 8-5-2013  631103AA6    2,293 2,325,000                              2,325,000      0    0
NEWELL RUBBERMAID INC          COM            651229106    7,826   439,420                                439,420      0    0
NEWMONT MINING CORP            COM            651639106   23,801   378,930                                378,930      0    0
NIKE INC                       CLASS B        654106103      518     6,462                                  6,462      0    0
NUANCE COMMUNICATIONS INC      COM            67020Y100    3,497   223,595                                223,595      0    0
NUSTAR ENERGY LP               UNIT COM       67058H102      257     4,171                                  4,171      0    0
NVIDIA CORPORATION             COM            67066G104    6,412   548,900                                548,900      0    0
ONEOK PARTNERS LP              UNIT LTD PARTN 68268N103      217     2,900                                  2,900      0    0
ORACLE CORP                    COM            68389X105   21,882   814,975                                814,975      0    0
OVERSEAS SHIPHOLDING GROUP I   COM            690368105    1,697    49,445                                 49,445      0    0
PPG INDUSTRIES                 COM            693506107      201     2,754                                  2,754      0    0
PAYCHEX INC                    COM            704326107   16,085   585,120                                585,120      0    0
PEPSICO INC                    COM            713448108      696    10,474                                 10,474      0    0
PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106      296    15,000                                 15,000      0    0
PETROCHINA CO LTD              SPON ADR       71646E100   19,212   165,022                                165,022      0    0
PETSMART INC                   COM            716768106      212     6,055                                  6,055      0    0
PFIZER INC                     COM            717081103    2,472   143,962                                143,962      0    0
PHILIP MORRIS INTL INC         COM            718172109      894    15,951                                 15,951      0    0
PIMCO HIGH INCOME FUND         COM            722014107   79,143 6,078,545                              6,078,545      0    0
PIMCO CORPORATE OPPTY FUND     COM            72201B101    6,605   376,127                                376,127      0    0
POWERSHARES QQQ TRUST          UNIT SER-1     73935A104      954    19,446                                 19,446      0    0
POWERSHARES DB COMMODITY INDEX UNIT BEN INT   73935S105      212     8,786                                  8,786      0    0
PRAXAIR INC                    COM            74005P104      238     2,638                                  2,638      0    0
PRECISION CASTPARTS CORP       COM            740189105      323     2,533                                  2,533      0    0
PROCTER & GAMBLE CO            COM            742718109    3,627    60,483                                 60,483      0    0
PUBLIC STORAGE                 COM            74460D109      251     2,584                                  2,584      0    0
RESEARCH IN MOTION LTD         COM            760975102   10,291   211,362                                211,362      0    0
ROYAL BANK OF CANADA           COM            780087102    8,583   164,644                                164,644      0    0
ROYAL DUTCH SHELL PLC CL A ADR CL A ADR       780259206    1,063    17,625                                 17,625      0    0
S&P DEPOSITORY RECEIPTS TRUST  TR UNIT        78462F103      623     5,456                                  5,456      0    0
SPDR GOLD TRUST                GOLD SHS       78463V107   46,656   364,753                                364,753      0    0
SPDR S&P MIDCAP 400 ETF TRUST  UNIT SER-1     78467Y107      323     2,220                                  2,220      0    0
SABA SOFTWARE INC (NEW)        COM            784932600      150    27,500                                 27,500      0    0
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105      309    12,500                                 12,500      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SANDISK CORP                   COM            80004C101    8,298   226,425                                226,425      0    0
SCHLUMBERGER LIMITED           COM            806857108   13,746   223,119                                223,119      0    0
SCHWAB CHARLES CORP            COM            808513105      140    10,100                                 10,100      0    0
J.M. SMUCKER CO (NEW)          COM            832696405      224     3,708                                  3,708      0    0
SOUTHERN COPPER CORP           COM            84265V105      277     7,900                                  7,900      0    0
STERICYCLE INC                 COM            858912108      280     4,028                                  4,028      0    0
SUNOCO LOGISTICS PARTNERS LP   COM UNITS      86764L108      204     2,600                                  2,600      0    0
SUNTECH POWER HOLDINGS         ADR            86800C104    5,606   581,516                                581,516      0    0
TEXAS INSTRUMENTS INC          COM            882508104      228     8,388                                  8,388      0    0
3M CO                          COM            88579Y101   10,383   119,742                                119,742      0    0
TIFFANY & CO NEW               COM            886547108    7,047   149,965                                149,965      0    0
UDR INC                        COM            902653104   15,818   748,957                                748,957      0    0
UNION PAC CORP                 COM            907818108      218     2,662                                  2,662      0    0
UNITED PARCEL SERVICE INC      COM            911312106   10,835   162,472                                162,472      0    0
UNITED TECHNOLOGIES CORP       COM            913017109      451     6,329                                  6,329      0    0
VALE SA                        ADR            91912E105    3,507   112,143                                112,143      0    0
VARIAN MEDICAL SYSTEMS INC     COM            92220P105      641    10,600                                 10,600      0    0
VERIZON COMMUNICATIONS         COM            92343V104      307     9,435                                  9,435      0    0
VISA INC                       CLASS A        92826C839   15,246   205,301                                205,301      0    0
WAL MART STORES INC            COM            931142103      248     4,643                                  4,643      0    0
WASHINGTON REAL ESTATE INV     SHS BEN INT    939653101   15,544   489,897                                489,897      0    0
WELLS FARGO & CO (NEW)         COM            949746101   21,262   846,578                                846,578      0    0
ACCENTURE PLC IRELAND          SHS CLASS A    G1151C101      449    10,569                                 10,569      0    0
ACE LIMITED                    COM            H0023R105      252     4,328                                  4,328      0    0